TAXATION ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
TAXATION ON INCOME
Schedule of loss before taxation on income differs from the theoretical amount that would arise using the weighted average tax rate applicable to loss

	2022	2021	2020

Loss before income taxes	(2,907,450)	(2,021,011)	(936,586)

Tax calculated at enacted tax rate of 23% (2021: 25%, 2020: 22%)	673,858	505,253	206,049
Effect of disallowable expenses	(16,191)	(19,797)	(13,955)
Deferred income tax assets not recognized	(652,523)	(485,456)	(192,094)

Income tax credit/(expense)	—	—	—

Schedule of deferred income tax assets and liabilities based upon temporary differences arising between their financial statements as reported under IFRS and their tax records

	Total temporary differences		Deferred income tax assets/(liabilities)
	2022	2021	2022	2021

Deferred income tax assets and liabilities:
Carry forward tax losses	1,499,943	1,854,928	299,989	426,633
Tax incentives	911,095	396,228	182,219	91,133
Right of use assets and related lease liabilities	48,501	75,673	(9,700)	(17,405)
Provision for impairment of trade goods	(34,171)	44,741	6,834	(10,290)
Accrued expenses, contract liabilities and merchant advances	967,766	467,698	(193,553)	(107,571)
Property and equipment and intangible assets	166,168	47,342	(33,234)	(9,468)
Other	35,269	(2,783)	(7,054)	640
Prepaid expenses	25,659	(23,950)	(5,132)	5,508
Trade payables and payables to merchants	(69,864)	(54,339)	13,973	12,498

Non recoverable deferred tax assets			254,342	391,678
Deferred income tax assets, net			—	—

Schedule of expiration dates of tax losses which the Group has not recognised any deferred income tax asset

	2022	2021

2023	—	21,489
2024	—	79,602
2025	300,661	679,621
2026	549,877	899,440
2027	421,170	—

Total	1,271,708	1,680,152